Preferred stock and common stock	12 Months Ended
Sep. 30, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 11 – Preferred stock and common stock

Preferred Stock

Our board of directors has the authority to designate and issue up to 5,000,000 shares of $0.001 par value preferred stock in one or more series, and to fix and determine the relative economic rights and preferences of preferred shares any or all of which may be greater than the rights of our common stock, as well as the authority to issue such shares without further stockholder approval. As a result, our Board of Directors could authorize the issuance of a series of preferred stock that would grant to holders preferred rights to our assets upon liquidation, the right to receive dividends before dividends are declared to holders of our common stock, and the right to the redemption of such preferred shares, together with a premium, prior to the redemption of the common stock. In addition, shares of preferred stock could be issued with terms calculated to delay or prevent a change in control or make removal of management more difficult. Preferred stock is designated 2,000,000 shares to Series B at September 30, 2014 (1,000,000 at September 30, 2013).

Series B Preferred Stock

Holders of Series B preferred stock (“Series B”) have no redemption rights and earn interest at 6% per annum. The holders of the Series B are entitled to vote with the holders of our common stock a number of votes equal to the number of common shares available by conversion. Series B is convertible into common stock, at the sole discretion of management, except in the event of the resignation or termination of Dr. Gerard C. D’Couto, our current President and Chief Executive Officer in which case the holders of the Series B can elect to convert the Series B stock to common stock. As well we have the right to redeem the Series B in cash at the face amount plus any unpaid dividends.

The number of shares of common stock to be issued upon a conversion is calculated by (i) multiplying the number of Series B being converted by the per share purchase price received by the Company for such Series B, and then, multiplying such number by 130% and then dividing this calculated value by the average closing bid price, as defined, or by (ii) first, allocating the Series B proportionately according to the amounts by date of individual cash tranches received by the Company then, second, multiplying the number of Series B being converted, identified by tranche, by the per share purchase price received by the Company for such Series B , and then, multiplying such number or numbers by 130% and, finally, dividing the calculated value(s) by the average closing bid price, as defined.

During the year ended September 30, 2013, the holders of our Series B converted 193,000 shares of Series B preferred stock, together with $6,379 of accrued dividends, into 45,795,900 shares of common stock. We also issued 59,000 shares of Series B preferred stock to the same investor under a Securities Purchase Agreement in return for $59,000 in cash.

During the year ended September 30, 2014, the Company opted to convert 286,700 shares of Series B preferred stock, together with dividends in the amount of $55,577, into 56,266,153 shares of common stock pursuant to the terms of the Series B certificate of designation.  Also during the same period, the Company issued 1,314,988 shares of Series B preferred stock to investors under Securities Purchase Agreements in return for a total of $1,314,998 in cash. As of September 30, 2014, we had 1,314,988 shares of Series B issued and outstanding.

Common Stock

We are authorized to issue up to 1.8 billion shares of $0.001 par value common stock. Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of shares of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding up, the holders of our common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights, or sinking fund provisions, and there are no dividends in arrears or in default. All shares of our common stock have equal distribution, liquidation and voting rights and have no preferences or exchange rights.

Common stock issued for settlement of liabilities or conversion of notes payable

During the years ended September 30, 2014 and 2013, we issued 33,898,739 and 96,961,185 shares, respectively, valued at $597,278 and $422,674, respectively, on conversion of notes payable and in settlement for certain of our outstanding notes and accounts payable.

The carrying value of the liabilities that were converted or settled during the year ended September 30, 2014, amounted to $193,020 resulting in a loss on settlement of liabilities of $404,258 recorded in the consolidated statement of operations.  See Note 10 for additional discussion on the transaction that resulted in this loss.

The carrying value of the liabilities that were converted or settled during the year ended September 30, 2013, amounted to $334,711 resulting in a loss on settlement of liabilities of $87,963 recorded in the consolidated statement of operations.  During the year ended September 30, 2013, the Company was also able to settle or reduce other outstanding liability balances for which no common shares were issued.  These settlements and reductions resulted in a gain of $30,241 being recognized which are included in loss on settlement of liabilities in the consolidated statement of operations.

Common stock issued in connection with fees associated with notes payable

In March 2014, the Company issued 1,538,462 shares of common stock to Clark Dodge & Company in consideration of a finder’s fee under a Bridge Loan Engagement Letter dated October 1, 2013. We recorded $10,000 to financing costs in the consolidated statement of operations for the year ended September 30, 2014 for this transaction.

In May 2014, we issued 1,800,000 shares of common stock and $36,000 in cash to Carter Terry & Company in consideration of a fee under a Placement Agent Agreement dated March 4, 2014. The Company recorded $72,000 to financing costs in the consolidated statement of operations for the year ended September 30, 2014 for this transaction.

See Note 10 for additional stock transactions in connection with fees associated with notes payable.

Common stock issued as donation

In August 2014, the Board of Directors approved a common stock share issuance of 937,500 shares as a donation to Asante Africa. The Company recorded $15,000 in our consolidated statement of operations to general and administrative expenses for this transaction.

Common stock issued for services

During the years ended September 30, 2014 and 2013, we issued 5,673,346 and 12,770,973 shares of our common stock, respectively, valued at $115,750 and $104,000, respectively, to service providers and consultants. We recorded $28,645 to prepaid expense and $87,105 as marketing and sales expense in the year ended September 30, 2014 and $16,750 to prepaid expense and $87,750 as marketing and sales expense in the year ended September 30, 2013.

Common stock issued for cash and assets

In November 2013, the Company entered into agreements with Clean Tech Investors, LLC (“Clean Tech”), to issue 60,100,000 shares of restricted common stock of the Company to Clean Tech for $700,000 of cash and equipment and other fixed assets with an estimated fair value of $120,633.  In connection with the agreements with Clean Tech, our board of directors appointed William M. Shenkin, a managing member of Clean Tech, to serve on the Company’s board.  The fair value of the common stock issued as of the date of the agreements was approximately $313,000 which was less than the value of cash and fixed assets received of $821,000.  The additional $508,000 is considered a capital contribution by Clean Tech in relation to the significant ownership interest and board seat.

Common stock issued for cash.

During the years ended September 30, 2014 and 2013, we issued 33,333,333 and 101,850,764 shares of restricted common stock to multiple investors and received gross proceeds of $500,000 and $338,000 respectively. We also issued  11,666,666 and 6,922,078 three-year warrants with a weighted average exercise price of $0.032 and $0.015 per share respectively.

Long-term incentive compensation Plan

Our Long Term Incentive Compensation Plan (the “Plan"), as restated, was approved by shareholders in July 2014. The Plan is administered by our board of directors. In July 2014, shareholders also approved an automatic share reserve increase by an amount equal to ten (10%) percent of the common shares available for issuance under the Plan beginning on August 1, 2014, and on each August 1st of the next nine (9) years.  The aggregate number of shares available for issuance under the Plan is 357,500,000 as of September 30, 2014.   We have granted stock options under the Plan to employees, members of our board of directors, advisors and consultants. No options have been exercised. Options are exercisable for ten years from date of grant.

In prior years, the Company established an equity and cash compensation plan called the Sales Incentive Plan.  In August 2013, the Board terminated the Sales Incentive Plan and the eight individuals who held stock option grants issued under the Sales Incentive Plan agreed to accept new stock option grants to be issued under the Plan in exchange for their outstanding grants.  The cancellation of the stock options issued under the Sales Incentive Plan (total of 219,200,000 underlying shares) and subsequent issuance of new stock options under the Plan (total of 219,200,000 underlying shares) have been accounted for as a modification.  The stock options issued under the Sales Incentive Plan were to vest upon the attainment of certain sales targets.  The attainment of these sales targets was not deemed probable of achievement at the date of the modification and thus the cumulative compensation cost to be recognized related to the modified award is the modified award's fair value at the date of the modification of $917,226 which will be recognized over the requisite service period (which is equal to the vesting period of the new options).

The following table summarizes stock option activity during the years ended September 30, 2014 and September 30, 2013:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at September 30, 2012	246,482,543	$0.0100
Granted	219,200,000	0.0036
Cancelled	(225,200,000)	0.0100
Outstanding at September 30, 2013	240,482,543	$0.0059
Granted	17,100,000	0.0187
Forfeited	(12,000,000)	0.0036
Expired	(9,486,536)	0.0118
Outstanding at September 30, 2014	236,096,007	$0.0065

Exercisable at September 30, 2014	170,696,007	$0.0066

The weighted average fair value of the options granted during the years ended September 30, 2014 and 2013 was $0.0177 and $0.0045 per share respectively, and the weighted average remaining contractual lives of outstanding and exercisable options at September 30, 2014 was 8.7 years. As of September 30, 2014, we had $442,105 of total unrecognized compensation cost related to unvested options. Unrecognized compensation cost is to be recognized over 23-1/3 months with over half to be recognized in the next fiscal year.

As of September 30, 2014, the aggregate intrinsic value of options outstanding and exercisable, representing the excess of the closing market price of our common stock over the exercise price, is $1,606,206 and $1,208,868 respectively.

Stock-based compensation expense related to options was $541,341 and $244,137 during the years ended September 30, 2014 and 2013, respectively, of which $230,226 was recognized as general and administrative expense, $163,172 was recognized as marketing and sales expense, and $147,943 was recognized as research and development expense in 2014, and substantially all was recognized as general and administrative expense in 2013. We determine the value of share-based compensation using the Black-Scholes-Merton fair value option-pricing model with weighted average assumptions for options and warrants granted during the years ended September 30, 2014 and 2013 including risk-free interest rates of 1.49% and 0.07%, respectively, volatility of 251% and 236%, respectively, expected lives of 6.3 and 10 years, respectively, and dividend yield of 0%.

Warrants

At September 30, 2014, we had warrants outstanding for the purchase of 368.6 million shares of our common stock at a weighted average exercise price of $0.014 per share. The fair value of the warrants is calculated using the Black-Scholes-Merton model. Warrants outstanding at September 30, 2014 expire at various dates from November 2014 to April 2019.

A summary of warrant activity during the years ended September 30, 2014 and 2013 are as follows:

Warrants Outstanding
Outstanding at September 30, 2012	348,585,700
Granted	24,921,696
Expired	(1,689,166)
Cancelled	(150,000)
Outstanding at September 30, 2013	371,668,230
Granted	19,417,749
Exercised	(2,113,333)
Expired	(3,620,000)
Cancelled	(16,766,668)
Outstanding at September 30, 2014	368,585,978

In March and May 2014, three of our warrant holders opted to convert their warrants to purchase 1,913,333 shares of common stock via cashless exercise into 1,412,204 shares of common stock.